Bonds, Mortgages and Other Long-Term Debt (Details)	Jun. 01, 2026 CHF (SFr)	Jun. 14, 2022 EUR (€)	Jun. 15, 2020 EUR (€)	May 12, 2020 EUR (€)	Feb. 28, 2020	Jul. 03, 2018 EUR (€)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CHF (SFr)	Jun. 30, 2026 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Jun. 30, 2022 EUR (€)
Bonds, Mortgages and Other Long-Term Debt [Line Items]
Carrying amount of the loan | $							$ 1,330,000
Debt current | $							555,000
Debt non-current | $							696,000			$ 989,000
Loan issued (in Francs) | SFr	SFr 100,000
Borrowings | SFr								SFr 50,000
Repayment of loan												Jun. 30, 2029
Foundation for Technological Innovation [Member]
Bonds, Mortgages and Other Long-Term Debt [Line Items]
Fixed rate	4.00%
Miraex Borrowings [Member]
Bonds, Mortgages and Other Long-Term Debt [Line Items]
Effective interest rate	4.00%
Borrowings							108,719	87,824
Miraex SA [Member]
Bonds, Mortgages and Other Long-Term Debt [Line Items]
Loan assumed (in Francs) | SFr	SFr 50,000
Bühler loan [Member]
Bonds, Mortgages and Other Long-Term Debt [Line Items]
Borrowings | SFr								SFr 37,824
Bpifrance Innovation – Research & Development Loan Agreement [Member]
Bonds, Mortgages and Other Long-Term Debt [Line Items]
Carrying amount of the loan | $							425,000
Bpifrance Innovation – Research & Development Loan Agreement [Member] | IC’Alps [Member]
Bonds, Mortgages and Other Long-Term Debt [Line Items]
Carrying amount												€ 500,000
Fixed interest rate												2.06%
Carrying amount of the loan							424,835		€ 372,940
Debt current							111,933		98,260
Debt non-current							312,903		274,680
Repayment of loan												Mar. 31, 2030
Bpifrance Innovation Loan [Member]
Bonds, Mortgages and Other Long-Term Debt [Line Items]
Carrying amount of the loan | $							364,000
Bpifrance Innovation Loan [Member] | IC’Alps [Member]
Bonds, Mortgages and Other Long-Term Debt [Line Items]
Carrying amount												€ 500,000
Fixed interest rate												4.29%
Carrying amount of the loan										364,392	€ 319,880
Debt current										111,016	97,455
Debt non-current										$ 253,376	€ 222,425
Effective interest rate												5.25%
PGE Loan, CIC Lyonnaise De Banque [Member] | IC’Alps [Member]
Bonds, Mortgages and Other Long-Term Debt [Line Items]
Carrying amount				€ 600,000
Fixed interest rate				0.70%
Debt term				60 months
PGE Soutien Innovation Loan, Bpifrance [Member] | IC’Alps [Member]
Bonds, Mortgages and Other Long-Term Debt [Line Items]
Carrying amount			€ 600,000
Number of equal quarterly debt repayment installments			20
Fixed rate			3.35%
PGE Loans [Member] | IC’Alps [Member]
Bonds, Mortgages and Other Long-Term Debt [Line Items]
Carrying amount		€ 300,000
Fixed interest rate		3.75%
Carrying amount of the loan							178,374		156,585
Debt current							86,507		75,940
Debt non-current							91,867		80,645
Rescheduled period		60 months
Recoverable Advances, Innovation [Member]
Bonds, Mortgages and Other Long-Term Debt [Line Items]
Debt current | $							35,225
Recoverable Advances, Innovation [Member] | IC’Alps [Member]
Bonds, Mortgages and Other Long-Term Debt [Line Items]
Carrying amount						€ 652,000
Debt current									30,922
Effective interest rate						4.18%
Number of equal quarterly debt repayment installments						20
Number of installments, debt disbursement						3
Recoverable Advances, BELICIM project [Member] | IC’Alps [Member]
Bonds, Mortgages and Other Long-Term Debt [Line Items]
Carrying amount of the loan							139,537		122,492
Debt current							91,692		80,491
Debt non-current							$ 47,845		€ 42,000
Effective interest rate					0.94%
Number of installments, debt disbursement					4